Property and Equipment - Components of Company's Property and Equipment (Detail) (USD $) In Thousands, unless otherwise specified												9 Months Ended	1 Months Ended	9 Months Ended	1 Months Ended					9 Months Ended	1 Months Ended	9 Months Ended	1 Months Ended					9 Months Ended	1 Months Ended	9 Months Ended	1 Months Ended	9 Months Ended		1 Months Ended		9 Months Ended		1 Months Ended		9 Months Ended		1 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Nov. 16, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Sep. 30, 2013 Vehicles [Member]	Dec. 31, 2012 Vehicles [Member]	Dec. 31, 2012 Vehicles [Member] Successor [Member]	Dec. 31, 2011 Vehicles [Member] Predecessor [Member]	Sep. 30, 2013 Vehicles [Member] Minimum [Member]	Dec. 31, 2012 Vehicles [Member] Minimum [Member] Successor [Member]	Sep. 30, 2013 Vehicles [Member] Maximum [Member]	Dec. 31, 2012 Vehicles [Member] Maximum [Member] Successor [Member]	Sep. 30, 2013 Computer equipment and software [Member]	Dec. 31, 2012 Computer equipment and software [Member]	Dec. 31, 2012 Computer equipment and software [Member] Successor [Member]	Dec. 31, 2011 Computer equipment and software [Member] Predecessor [Member]	Sep. 30, 2013 Computer equipment and software [Member] Minimum [Member]	Dec. 31, 2012 Computer equipment and software [Member] Minimum [Member] Successor [Member]	Sep. 30, 2013 Computer equipment and software [Member] Maximum [Member]	Dec. 31, 2012 Computer equipment and software [Member] Maximum [Member] Successor [Member]	Sep. 30, 2013 Leasehold improvements [Member]	Dec. 31, 2012 Leasehold improvements [Member]	Dec. 31, 2012 Leasehold improvements [Member] Successor [Member]	Dec. 31, 2011 Leasehold improvements [Member] Predecessor [Member]	Sep. 30, 2013 Leasehold improvements [Member] Minimum [Member]	Dec. 31, 2012 Leasehold improvements [Member] Minimum [Member] Successor [Member]	Sep. 30, 2013 Leasehold improvements [Member] Maximum [Member]	Dec. 31, 2012 Leasehold improvements [Member] Maximum [Member] Successor [Member]	Sep. 30, 2013 Office furniture, fixtures and equipment [Member]	Dec. 31, 2012 Office furniture, fixtures and equipment [Member]	Dec. 31, 2012 Office furniture, fixtures and equipment [Member] Successor [Member]	Dec. 31, 2011 Office furniture, fixtures and equipment [Member] Predecessor [Member]	Sep. 30, 2013 Warehouse equipment [Member]	Dec. 31, 2012 Warehouse equipment [Member]	Dec. 31, 2012 Warehouse equipment [Member] Successor [Member]	Dec. 31, 2011 Warehouse equipment [Member] Predecessor [Member]	Sep. 30, 2013 Buildings [Member]	Dec. 31, 2012 Buildings [Member]	Dec. 31, 2012 Buildings [Member] Successor [Member]	Dec. 31, 2011 Buildings [Member] Predecessor [Member]	Sep. 30, 2013 Construction in process [Member]	Dec. 31, 2012 Construction in process [Member]	Dec. 31, 2012 Construction in process [Member] Successor [Member]	Dec. 31, 2011 Construction in process [Member] Predecessor [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 36,033	$ 31,371		$ 31,371		$ 38,854		$ 9,298	$ 10,038	$ 10,038	$ 10,791					$ 6,420	$ 4,797	$ 4,797	$ 10,607					$ 13,080	$ 7,599	$ 7,599	$ 8,371					$ 4,513	$ 1,924	$ 1,924	$ 5,309	$ 1,726	$ 3,066	$ 3,066	$ 2,126	$ 702	$ 702	$ 702	$ 968	$ 294	$ 3,245	$ 3,245	$ 682
Accumulated depreciation and amortization	(6,797)	(1,165)		(1,165)		(12,414)
Net property and equipment	$ 29,236	$ 30,206	$ 29,236	$ 30,206	$ 29,293	$ 26,440	$ 21,399
Property, Plant and Equipment, Estimated Useful Lives												3 years	3 years	5 years	5 years					3 years	3 years	5 years	5 years					2 years	3 years	15 years	15 years	7 years		7 years		7 years		7 years		39 years		39 years